Note 8 - Debt (Details) - Current and Long-Term Debt (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 03, 2014	Dec. 31, 2013	Dec. 31, 2012
Current and Long-Term Debt [Abstract]
First lien secured credit facility, due 2020, interest at the greater of 4.00% or LIBOR plus 3.00%, weighted average interest rate of 4.00% at June 30, 2014	$ 747,450	$ 747,450	$ 751,225	$ 714,993
Other	1,000		1,024
Total debt	748,450		752,249
Less: current portion debt	(7,953)		(7,958)
Total long-term debt	$ 740,497		$ 744,291